UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
REVENUE
License revenue	$ 120,123	$ 35,172
Collaboration revenue	314,563	170,369
Other revenue	6,033	138
Total revenue	440,719	205,679
Collaboration cost of revenue	(146,966)	(111,764)
Cost of license and other revenue	(13,693)	0
Other income and gains	49,148	49,812
Research and development expenses	(309,112)	(276,535)
Administrative expenses	(102,582)	(78,062)
Selling and distribution expenses	(98,556)	(60,481)
Other expenses	(1,139)	(231)
Fair value loss of warrant liability	0	(85,750)
Finance costs	(16,463)	(15,974)
LOSS BEFORE TAX	(198,644)	(373,306)
Income tax expense	(4,666)	(130)
LOSS FOR THE PERIOD	(203,310)	(373,436)
Attributable to:
Ordinary equity holders of the parent	$ (203,310)	$ (373,436)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in dollars per share)	$ (0.56)	$ (1.07)
Diluted (in dollars per share)	$ (0.56)	$ (1.07)
OTHER COMPREHENSIVE INCOME/(LOSS)
Exchange differences on translation of foreign operations	$ 3,374	$ (13,705)
Net other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	3,374	(13,705)
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD, NET OF TAX	3,374	(13,705)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(199,936)	(387,141)
Attributable to:
Ordinary equity holders of the parent	$ (199,936)	$ (387,141)